Statements of Cash Flows (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss )	(51,039)	(189,503)	263,194	(17,039,948)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	212	284	382	7,173
Stock based compensation		63,708		3,017,076
Shares issued for mineral property acquisition	15,000	15,000	62,260	9,184,881
Obligation to issue for mineral property acquisition			(62,260)
Shares issued for debt				23,306
Non-cash management fees	45,000			45,000
Deferred tax recovery				(67,162)
Fair value adjustment of derivative liabilities	(1,115)	(62,655)	(634,555)	(333,965)
Gain on write-off of debt	(20,000)			(20,000)
Changes in non-cash operating working capital items:
Prepaid expenses	(1,001)	5,500	(5,207)	(2,085)
Other receivable	(630)	11,078	(2,454)	(1,295)
Accounts payable	21,463	41,983	18,944	216,658
NET CASH FLOWS USED IN OPERATING ACTIVITIES	7,890	(114,605)	(359,696)	(4,970,361)
CASH FLOWS USED IN INVESTING ACTIVITIES
legal settlement				(95,753)
Equipment				(7,845)
NET CASH FLOWS USED IN INVESTING ACTIVITIES				(103,598)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan payable	(38,465)	56,054	(851)	43,600
Due to related parties	(122,645)	56,612	(18,907)	309,124
Net proceeds on sale of common stock	1,537,060		406,834	4,722,999
Obligation to issue shares			(26,375)
NET CASH FLOWS FROM FINANCING ACTIVITIES	(7,404)	112,666	360,701	5,075,723
INCREASE (DECREASE) IN CASH	486	(1,939)	1,005	1,764
CASH, BEGINNING OF YEAR	1,278	3,217	2,212
CASH, END OF YEAR	1,764	1,278	3,217	1,764